INITIAL PUBLIC OFFERING (Details) - USD ($)			9 Months Ended		12 Months Ended
	Aug. 18, 2021	Aug. 13, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Oct. 31, 2020
INITIAL PUBLIC OFFERING
Number of units sold	1,650,000
Proceeds from Issuance Initial Public Offering			$ 0	$ 126,000,000	$ 126,000,000
Exercise price of warrants			$ 11.50		$ 11.50
Public Warrants
INITIAL PUBLIC OFFERING
Number of shares issuable per warrant			1		1
Exercise price of warrants			$ 11.50		$ 11.50
Initial Public Offering
INITIAL PUBLIC OFFERING
Number of units sold		11,000,000			1,650,000
Purchase price, per unit		$ 10.00	$ 10.15		$ 10.15	$ 10.15
Proceeds from Issuance Initial Public Offering		$ 110,000,000
Shares issued to underwriters		1,650,000			1,650,000
Under Writing Option Period		45 days
Initial Public Offering | Public Warrants
INITIAL PUBLIC OFFERING
Number of shares in a unit		1			1
Number of warrants in a unit		1			0.5
Number of shares issuable per warrant		1			1
Exercise price of warrants		$ 11.50				$ 11.50
Over-allotment option
INITIAL PUBLIC OFFERING
Number of units sold	1,650,000		1,650,000
Purchase price, per unit	$ 10.00
Proceeds from Issuance Initial Public Offering	$ 16,500,000	$ 16,500,000
Shares issued to underwriters	1,650,000	1,650,000	1,650,000		1,650,000